Cash and cash equivalents (Details 1 - Textual) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of cash and cash equivalents
Bank guarantees	€ 28	€ 2
Letters of credit	7	7
Impairment allowance on cash and cash equivalents
Restricted cash	254	41
Stichting Derdengelden Takeaway.com
Disclosure of cash and cash equivalents
Equity interest	63	40
Restricted cash	€ 190	€ 0